CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 333,307	$ 345,221	$ 297,682
Cost of revenue	290,461	311,994	254,728
GROSS PROFIT	42,846	33,227	42,954
Operating expenses:
Research and development	5,060	3,657	2,683
Goodwill impairment		1,563
Selling, general and administrative	33,063	34,924	26,201
Total operating expenses	38,123	40,144	28,884
OPERATING INCOME (LOSS)	4,723	(6,917)	14,070
Equity income from investment in affiliate	91	124
Other expenses, net	(10,518)	(3,586)	(6,172)
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	(5,704)	(10,379)	7,898
Income tax expenses	1,549	685	2,033
INCOME (LOSS) FROM CONTINUING OPERATIONS	(7,253)	(11,064)	5,865
Loss from discontinued operations		(289)	(95)
NET INCOME (LOSS)	(7,253)	(11,353)	5,770
Net income (loss) attributable to non-controlling interests	789	(123)	(50)
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (8,042)	$ (11,230)	$ 5,820
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.26)	$ (0.47)	$ 0.28
Discontinued operations		(0.01)
Net income (loss)	$ (0.26)	$ (0.48)	$ 0.28
Weighted average number of shares outstanding	30,524,461	23,415,068	21,000,000
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (7,253)	$ (11,353)	$ 5,770
Other Comprehensive income - Translation adjustments	79	669	965
Comprehensive income (loss)	(7,174)	(10,684)	6,735
Comprehensive income (loss) attributable to non-controlling and redeemable non-controlling interests	795	(123)	(30)
COMREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (7,969)	$ (10,561)	$ 6,765